RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Huntsman
RELATED PARTY TRANSACTIONS
Purchases					$ 2
Huntsman | Corporate allocations
RELATED PARTY TRANSACTIONS
Selling, general and administrative expenses	$ 9	$ 27	$ 62	$ 76	104	$ 90	$ 78
LPC
RELATED PARTY TRANSACTIONS
Sales of raw material					67	80	108
Purchases					$ 158	$ 163	$ 194